CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares shares in Thousands	Mar. 31, 2023	Mar. 31, 2022
STOCKHOLDERS' EQUITY
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	2,000	2,000
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	50,000	50,000
Common stock, shares outstanding (in shares)	26,905	26,886
Treasury stock, shares (in shares)	261	130